Statement of Comprehensive Income Statement (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (47,510)	$ 52,795	$ (74,626)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(6,622)	(8,602)	(10,607)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(2,509)	1,545	4,428
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	4,248	(11,932)	(770)
Other Comprehensive Income (Loss), Net of Tax	(4,883)	(18,989)	(6,949)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(52,393)	33,806	(81,575)
Comprehensive (Income) Loss, Net of Tax, Attributable to Noncontrolling Interest	63	0	0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ (52,456)	$ 33,806	$ (81,575)